Corporate Information - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Nov. 27, 2020
Disclosure of classes of share capital [line items]
Additional number of shares issued	4,500,000
Sistema PJSFC [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in associate	32.68%
Baring vostok private equity funds [member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in associate	32.62%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		37,950,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		37,950,000